SUBSEQUENT EVENT (Details) - Subordinated Debt $ in Millions	Jan. 19, 2025	Jan. 19, 2024	Jan. 19, 2023	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CAD ($)
Forecast
Subsequent Event [Line Items]
Upfront fee (in percent)					1.25%
Annual fee (in percent)	1.50%	1.25%	1.00%
Minimum | Forecast
Subsequent Event [Line Items]
Fixed interest rate	8.00%	7.00%	6.00%
Maximum | Forecast
Subsequent Event [Line Items]
Variable interest rate		2.00%
Maximum | Interest Rate Applicable To The Operating Loans Under The Senior Credit Agreement | Forecast
Subsequent Event [Line Items]
Variable interest rate	3.00%
Maximum | Interest Rate Applicable To The Operating Loans Under The Revolving Facility | Forecast
Subsequent Event [Line Items]
Variable interest rate			1.00%
Subsequent Event
Subsequent Event [Line Items]
Term of debt				4 years
Fixed interest rate					5.00%
Mandatory quarterly prepayment as a percent of cash of threshold				50.00%
Mandatory quarterly prepayment, cash threshold limit				$ 75
Annual cap on mandatory prepayment				$ 25
Debt instrument, face value					$ 60,000,000